Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Changes in Debt Instruments

The following table sets forth a summary of the debt instruments and their changes during the three months ended March 31, 2025 and 2024 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2025	$18,419	$2,234	$25,268	$910	$1,376
Issuance of debt	—	—	750	—	—
Debt repayments	—	—	—	—	—
Change in fair value	—	61	—	—	—
Stated interest	545	95	572	15	3
Amortization of debt discount and issuance costs	1	—	(1)	—	—
Balance at March 31, 2025	$18,965	$2,390	$26,589	$925	$1,379

Less: Current portion	18,965	2,390	26,589	925	1,379
Long term debt	$—	$—	$—	$—	$—
	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2024	16,316	1,714	20,155	849	1,362
Issuance of debt	—	16	675	—	—
Change in fair value	—	(4)	—	—	—
Stated mterest	490	48	494	15	4
Amortization of debt discount and issuance costs	30	—	—	—	—
Balance at March 31, 2024	16,836	1,774	21,324	864	1,366
Less: Current portion	16,836	1,774	21,324	864	1,366
Net of current portion	$—	$—	$—	$—	—

The following table sets forth a summary of the debt instruments (which are all classified as current liabilities in the accompanying consolidated balance sheets and their changes during the years ended December 31, 2024 and 2023 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2023	$13,981	$—	$15,149	$576	$1,326
Issuance of debt	—	1,600	3,235	375	—
Debt repayments	—	—	—	(151)	—
Change in fair value	—	22	—	—	—
Stated interest	1,820	92	1,771	49	36
Amortization of debt discount and issuance costs	515	—	(0)	—	—
Balance at December 31, 2023	16,316	1,714	20,155	849	1,362

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	3,210	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	311	—	—	—
Stated interest	2,057	193	2,053	61	14
Amortization of debt discount and issuance costs	46	—	—	—	—
Balance at December 31, 2024	$18,419	$2,234	$25,268	$910	$1,376

Less: Current portion	18,419	2,234	25,268	910	1,376
Long term debt	$—	$—	$—	$—	$—

Schedule of Future Minimum Payments for the Convertible Notes Payable

As of March 31, 2025, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future payments	$19,533	$2,094	$25,931
Less: fair value remeasurement	—	394	—
Less: unamortized debt premium (discount)	(2)	—	1,481
Less: interest	(566)	(98)	(823)
Total convertible notes payable	$18,965	$2,390	$26,589

As of December 31, 2024, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future principal payments	$19,533	$1,998	$24,396
Add: fair value remeasurement	—	333	—
Add (less): unamortized debt (premium) discount	(2)	—	2,055
Less: interest	(1,112)	(97)	(1,183)
Total convertible notes payable	$18,419	$2,234	$25,268

Schedule of Contractual Future Minimum Payments for the PPP Loan	As of March 31, 2025, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):
Year Ending December 31,	Amount
2025 (remainder)	1,234
2026	145
Total	$1,379
As of December 31, 2024, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):
Year Ending December 31,	Amount
2025	1,231
2026	145
Total	$1,376